Other Disclosures - Remuneration of Board of Directors and Executive Management - Summary of Executive Management Remuneration (Details) - Executive Management - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Disclosures [Line Items]
Total remuneration to the Executive Management	kr 14,731	kr 33,005	kr 9,947
Chief Financial Officer and Interim Chief Executive Officer | Anders Vadsholt | January 1, 2019 - December 31, 2021
Other Disclosures [Line Items]
Salary	2,376	2,324	1,803
Bonus	585	2,491	1,250
Share-based compensation	2,164	2,805	406
Other employee benefits	277	983	260
Total remuneration to the Executive Management	5,402	8,603	3,719
Former Chief Executive Officer | Anders Hinsby | January 1, 2019 - December 31, 2019
Other Disclosures [Line Items]
Salary			2,424
Bonus			1,038
Share-based compensation			294
Other employee benefits			270
Total remuneration to the Executive Management			4,026
Chief Executive Officer | Christophe Bourdon | April 1, 2021 - December 31, 2021
Other Disclosures [Line Items]
Salary	2,925
Bonus	1,330
Share-based compensation	4,967
Other employee benefits	107
Total remuneration to the Executive Management	kr 9,329
Chief Executive Officer | Kim Stratton | October12019 To December312020
Other Disclosures [Line Items]
Salary		11,001	962
Bonus		3,500	1,025
Share-based compensation		7,359
Other employee benefits		2,542	215
Total remuneration to the Executive Management		kr 24,402	kr 2,202